CONSOLIDATED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 2,622,121	$ 2,919,403	$ 3,343,821
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	1,002,412	1,219,231	1,495,645
Selling and marketing expense	738,225	803,325	1,008,160
General and administrative expense	499,091	518,733	518,204
Product development expense	228,327	237,948	244,207
Depreciation	40,838	80,937	52,716
Amortization of intangibles	141,906	288,012	293,277
Goodwill impairment	0	9,000	86,748
Total operating costs and expenses	2,650,799	3,157,186	3,698,957
Operating loss	(28,678)	(237,783)	(355,136)
Interest expense	(135,719)	(137,495)	(90,058)
Unrealized (loss) gain on investment in MGM Resorts International	(649,178)	721,668	(723,515)
Other income (expense), net	98,536	46,639	(218,963)
(Loss) earnings from continuing operations before income taxes	(715,039)	393,029	(1,387,672)
Income tax benefit (provision)	141,871	(98,162)	311,263
Net (loss) earnings from continuing operations	(573,168)	294,867	(1,076,409)
Earnings (loss) from discontinued operations, net of tax	39,838	(36,550)	(116,046)
Net (loss) earnings	(533,330)	258,317	(1,192,455)
Net (earnings) loss attributable to noncontrolling interests	(6,567)	7,625	22,285
Net (loss) earnings attributable to IAC shareholders	$ (539,897)	$ 265,942	$ (1,170,170)
Per share information from continuing operations:
Basic (loss) earnings per share (USD per share)	$ (6.89)	$ 3.42	$ (12.43)
Diluted (loss) earnings per share (USD per share)	(6.89)	3.31	(12.43)
Per share information attributable to IAC common stock and Class B common stock shareholders:
Basic (loss) earning per share (USD per share)	(6.49)	3.07	(13.55)
Diluted (loss) earning per share (USD per share)	$ (6.49)	$ 2.97	$ (13.55)
Stock-based compensation expense by function:
Stock-based compensation expense	$ 77,745	$ 73,562	$ 70,808
Cost of revenue
Stock-based compensation expense by function:
Stock-based compensation expense	2,219	1,613	47
Selling and marketing expense
Stock-based compensation expense by function:
Stock-based compensation expense	2,636	2,488	2,278
General and administrative expense
Stock-based compensation expense by function:
Stock-based compensation expense	68,991	64,971	62,200
Product development expense
Stock-based compensation expense by function:
Stock-based compensation expense	$ 3,899	$ 4,490	$ 6,283